CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Revenue	$ 67,826	$ 56,771
Net income	5,354	7,488
Items that may be reclassified to net income
Financial contracts and power sale agreements	(52)	(20)
Marketable securities	75	(34)
Equity accounted investments	(37)	(29)
Foreign currency translation	(403)	(3,254)
Income taxes	(15)	(90)
Other comprehensive income that may be reclassified to net income	(432)	(3,427)
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	3,328	6,290
Revaluation of pension obligations	(149)	(19)
Equity accounted investments	354	547
Marketable securities	299	94
Income taxes	(688)	(1,324)
Other comprehensive income that will not be reclassified to net income	3,144	5,588
Other comprehensive income	2,712	2,161
Comprehensive income	8,066	9,649
Attributable to:
Net income attributable to shareholders	2,807	3,584
Other comprehensive income	524	406
Comprehensive income	3,331	3,990
Net income	2,547	3,904
Other comprehensive income	2,188	1,755
Comprehensive income	4,735	5,659
Direct costs	52,728	45,519
Other income and gains	1,285	1,166
Consolidated equity accounted income	2,498	1,088
Interest expense	7,227	4,854
Corporate Costs	98	104
Fair value changes	(831)	1,794
Depreciation and amortisation expense	(4,876)	(3,102)
Tax expense (income)	$ (495)	$ 248
Diluted	$ 2.60	$ 3.40
Basic	$ 2.66	$ 3.47